Semiannual Report June 30, 2002

Oppenheimer
HIGH INCOME FUND/VA

A Series of Oppenheimer Variable Account Funds








                                     (LOGO OMITTED)
                                     OPPENHEIMERFUNDS[REGISTRATION MARK]
                                     The Right Way to Invest


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OPPENHEIMER HIGH INCOME FUND/VA


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OBJECTIVE
OPPENHEIMER HIGH INCOME FUND/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income from investment in high-yield fixed-income securities.

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NARRATIVE BY TOM REEDY AND DAVID NEGRI, CO-PORTFOLIO MANAGERS
Oppenheimer High Income Fund/VA Non-Service shares generated a total return of -3.56% at Net Asset Value for the six months ended June 30, 2002.(1) This was a difficult period for the Fund, though the Fund's total return outpaced the average total return for its peer group of high-yield bond funds.(2)

   Yields on the bonds we invest in are very sensitive to economic conditions. They tend to rise as economic conditions worsen and decline as the economy improves. Yields declined in the winter and spring of 2002, once the economy shook off the initial impact of the September terrorist attacks and started showing signs of recuperating.

   Consumer spending was surprisingly robust, as consumers took advantage of special incentives like cash-back offers for autos and low home mortgage rates. The result: Sales of autos and existing homes and credit-card purchases all remained strong. Business activity exhibited small but fairly persistent signs of improvement as well. Encouraged by these signs of economic health, investors believed that financially weak companies would be more likely to meet their debt obligations, and they allowed yields on lower-rated securities to decline. Lower yields meant less income for the Fund.

   The Fund's default rate, as of June 30, 2002, was 3.14%. When a bond defaults, if the issuing company restructures its finances, we may receive some cash, equity in the company, new debt or some combination of the three. In any event, we lose the high income-producing power of the bond.

   Many of the defaults involved telecommunications companies. At roughly 5% during the period, our investment in that sector was neutral, or about the same as the benchmark index, the Merrill Lynch High Yield Master Index. Even with this low exposure, however, telecom was the worst performing industry sector for the benchmark and the Fund. Cable TV and chemical industry bonds also suffered. Fortunately, our allocations to both were below that of the Index.

   Our investments in economically sensitive bonds, including middle-rated (single-B) securities in sectors like housing, health care equipment providers, general industrial service companies, gaming and lodging did well. Historically, single-Bs have reacted quickly and positively when corporate profits have taken a turn for the better, yet they are not as risky as the lowest-rated bonds.







1. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account, and can be provided by the separate account product sponsor.
2. The Fund's performance is compared to the average of the total return of the 711 funds in the Lipper High Current Yield Fund/VA category for the six-month period ended 6/30/02.




2  OPPENHEIMER HIGH INCOME FUND/VA


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   Though these investments performed well, they didn't do as well as the higher-rated, double-B bonds in industries and credit sectors of the market that are more interest rate-sensitive, where we had limited exposure.

   The higher-rated bonds benefited from the fact that the economy hasn't recovered rapidly enough for the Fed to worry that it will "overheat" any time soon. Therefore, the Fed has not raised interest rates, and interest-sensitive bonds were not hurt like we had anticipated.

   We continue to expect a mild recovery but believe now that interest rates will climb only slightly. Such a scenario does not call for aggressive positioning, and we remain cautious. At this point, we feel we can increase the overall credit quality of the portfolio without incurring too much interest rate risk or sacrificing too much of the high current yield that makes Oppenheimer High Income Fund/VA an important part of the THE RIGHT WAY TO INVEST.







IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

LOWER-GRADE DEBT SECURITIES (JUNK BONDS) MAY BE SUBJECT TO GREATER MARKET FLUCTUATIONS AND GREATER RISKS OF LOSS OF INCOME AND PRINCIPAL THAN INVESTMENT-GRADE DEBT SECURITIES. SECURITIES THAT ARE (OR THAT HAVE FALLEN) BELOW INVESTMENT GRADE ARE EXPOSED TO A GREATER RISK THAT THE ISSUERS OF THOSE SECURITIES MIGHT NOT MEET THEIR OBLIGATIONS TO PAY INTEREST AND PRINCIPAL.




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STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited


                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
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ASSET-BACKED SECURITIES--0.2%
Consumer Credit Reference Index
   Securities Program, Credit Card
   Asset-Backed Certificates, Series
   2002-B, Cl. FX, 10.421%, 3/22/07(1)
   (Cost $497,606)                             $   500,000     $    516,250

----------------------------------------------------------------------------
CORPORATE LOANS--0.0%
Telergy, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche A, 11.111%,
   1/1/02(1,2)  (Cost $966,644)                    986,362           49,318

----------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--2.2%
AMRESCO Commercial Mortgage
   Funding I Corp., Multiclass Mtg.
   Pass-Through Certificates, Series
   1997-C1, Cl. H, 7%, 6/17/29(3)                  200,000          176,750
Asset Securitization Corp.,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1997-D4, Cl. B1, 7.525%,
   4/14/29                                         167,000          140,463
   Series 1997-D4, Cl. B2, 7.525%,
   4/14/29                                         167,000          131,330
   Series 1997-D4, Cl. B3, 7.525%,
   4/14/29                                         166,000          122,230
CBA Mortgage Corp., Commercial
   Mtg. Pass-Through Certificates:
   Series 1993-C1, Cl. E, 6.72%,
   12/25/03(3,4)                                   250,000          249,883
   Series 1993-C1, Cl. F, 6.72%,
   12/25/03(1,4)                                   700,000          694,695
First Chicago/Lennar Trust 1,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1997-CHL1, Cl. D, 8.126%,
   5/25/08(1,4)                                    300,000          282,844
   Series 1997-CHL1, Cl. E, 8.168%,
   2/25/11(1,4)                                  1,500,000        1,211,719
Morgan Stanley Capital I, Inc.,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1996-C1, Cl. E, 7.428%,
   3/15/06(1,4)                                    835,342          807,635
   Series 1997-RR, Cl. D, 7.713%,
   4/30/39(3,4)                                  2,150,116        1,904,700





                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
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Mortgage Capital Funding, Inc.,
   Commercial Mtg. Pass-Through
   Certificates, Series 1997-MC1,
   Cl. F, 7.452%, 5/20/07(3)                   $   509,780     $    469,476
Resolution Trust Corp.,
   Commercial Mtg. Pass-Through
   Certificates, Series 1994-C1, Cl. E,
   8%, 6/25/26(1)                                  309,572          309,820
Salomon Brothers Mortgage
   Securities VII, Inc., Commercial
   Mtg. Pass-Through Certificates,
   Series 1996-B, Cl. 1, 7.076%,
   4/25/26(1,4)                                  1,091,599          827,568
                                                               -------------
Total Mortgage-Backed Obligations
   (Cost $7,188,306)                                              7,329,113


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CORPORATE BONDS AND NOTES--81.7%
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CONSUMER DISCRETIONARY--25.9%
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AUTO COMPONENTS--2.9%
Burke Industries, Inc., 10% Sr.
   Sub. Nts., 8/15/07(2,5)                         400,000               --
Collins & Aikman Products Co.,
   10.75% Sr. Nts., 12/31/11(3)                    800,021          808,000
Collins & Aikman Floorcoverings,
   Inc., 9.75% Sr. Sub. Nts., 2/15/10(3)           800,021          820,000
Dana Corp.:
   9% Unsec. Nts., 8/15/11                         700,000          693,000
   10.125% Sr. Nts., 3/15/10(3)                    500,000          512,500
Delco Remy International, Inc.,
   11% Sr. Unsec. Sub. Nts., 5/1/09              1,900,000        1,567,500
Dura Operating Corp.:
   8.625% Sr. Nts., 4/15/12(3)                   1,000,021        1,010,000
   9% Sr. Sub. Nts., Series B,
   5/1/09(EUR)                                     300,000          292,576
   9% Sr. Unsec. Sub. Nts., Series D,
   5/1/09                                        2,700,000        2,632,500
Exide Corp., 10% Sr. Unsec.
   Nts., 4/15/05(2)                                600,000          105,000
Stoneridge, Inc., 11.50% Sr. Nts.,
   5/1/12(3)                                     1,000,021        1,015,000
                                                               -------------
                                                                  9,456,076
----------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.1%
Apcoa, Inc., 9.25% Sr. Unsec.
   Sub. Nts., 3/15/08                              940,000          400,675
Aztar Corp., 9% Sr. Unsec.
   Sub. Nts., 8/15/11                            1,250,000        1,276,562
Boyd Gaming Corp., 8.75%
   Nts., 4/15/12(3)                                800,000          808,000





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                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
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HOTELS, RESTAURANTS & LEISURE Continued
Buffets, Inc., 11.25% Sr. Sub. Nts.,
   7/15/10(3)                                  $   400,000     $    402,000
Capital Gaming International, Inc.,
   11.50% Promissory Nts.,
   8/1/1995(1,2,5)                                   9,500               --
Capstar Hotel Co., 8.75% Sr. Sub.
   Nts., 8/15/07                                   340,000          302,600
Coast Hotels & Casinos, Inc.:
   9.50% Sr. Sub. Nts., 4/1/09(3)                  600,000          633,000
   9.50% Sr. Unsec. Sub. Nts., 4/1/09              500,000          527,500
Family Restaurants, Inc.:
   9.75% Sr. Nts., 2/1/02(2,5)                   1,300,000            6,500
   10.875% Sr. Sub. Disc. Nts.,
   2/1/04(1,2,5)                                   100,000            1,250
Florida Panthers Holdings, Inc.,
   9.875% Sr. Sub. Nts., 4/15/09                   800,000          832,000
Hollywood Casino Corp., 11.25%
   Sr. Sec. Nts., 5/1/07                           500,000          542,500
Hollywood Park, Inc., 9.25% Sr.
   Unsec. Sub. Nts., Series B, 2/15/07             500,000          450,000
Intrawest Corp., 9.75% Sr. Nts.,
   8/15/08                                       1,300,000        1,326,000
Isle of Capri Casinos, Inc., 9% Sr.
   Sub. Nts., 3/15/12(3)                         1,000,000        1,015,000
John Q. Hammons Hotels, Inc.,
   8.875% Nts., 5/15/12(3)                         800,000          788,000
Jupiters Ltd., 8.50% Sr. Unsec.
   Nts., 3/1/06                                  1,000,000        1,025,000
Mandalay Resort Group,
   10.25% Sr. Unsec. Sub. Nts.,
   Series B, 8/1/07                                800,000          843,000
MGM Mirage, Inc., 8.375% Sr.
   Unsec. Sub. Nts., 2/1/11                      1,700,000        1,717,000
Mohegan Tribal Gaming Authority:
   8% Sr. Sub. Nts., 4/1/12(3)                     700,000          706,125
   8.375% Sr. Sub. Nts., 7/1/11                  1,200,000        1,231,500
   8.75% Sr. Unsec. Sub. Nts., 1/1/09            1,500,000        1,561,875
Park Place Entertainment Corp.,
   7.875% Sr. Sub. Nts., 3/15/10(3)              1,500,000        1,496,250
Penn National Gaming, Inc.,
   8.875% Sr. Sub. Nts., 3/15/10                   600,000          595,500
Premier Parks, Inc.:
   0%/10% Sr. Disc. Nts., 4/1/08(6)              1,200,000        1,176,000
   9.75% Sr. Nts., 6/15/07                         300,000          309,000
Prime Hospitality Corp., 8.375%
   Sr. Sub. Nts., 5/1/12(3)                        650,000          640,250
Station Casinos, Inc., 9.75% Sr.
   Sub. Nts., 4/15/07(1)                           800,000          832,000
Sun International Hotels Ltd.,
   8.875% Sr. Sub. Nts., 8/15/11(3)              1,000,000        1,026,250




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr.
   Unsec. Sub. Nts., 5/15/09                   $   700,000     $    703,500
Venetian Casino Resort LLC/
   Las Vegas Sands, Inc., 11% Bonds,
   6/15/10(3)                                      350,000          353,938
                                                               -------------
                                                                 23,528,775
----------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.1%
Beazer Homes USA, Inc.,
   8.375% Sr. Nts., 4/15/12(3)                   1,300,000        1,319,500
Blount, Inc., 13% Sr. Sub. Nts.,
   8/1/09                                          500,000          340,000
D.R. Horton, Inc.:
   7.875% Sr. Nts., 8/15/11                        700,000          686,000
   9.75% Sr. Sub. Nts., 9/15/10                    500,000          520,000
Del Webb Corp., 10.25% Sr.
   Unsec. Sub. Nts., 2/15/10                       600,000          661,500
Interface, Inc., 10.375% Sr. Nts.,
   2/1/10(3)                                       500,000          534,375
K. Hovnanian Enterprises, Inc.,
   8.875% Sr. Sub. Nts., 4/1/12(3)               1,000,000          988,750
KB Home:
   8.625% Sr. Sub. Nts., 12/15/08                  950,000          964,250
   9.50% Sr. Unsec. Sub. Nts.,
   2/15/11                                         850,000          877,625
Meritage Corp., 9.75% Sr.
   Unsec. Nts., 6/1/11                             500,000          521,250
Metromedia International
   Group, Inc., 10.50% Sr. Unsec.
   Disc. Nts., 9/30/07(1,4)                        254,531           62,360
Salton, Inc., 10.75% Sr. Unsec.
   Sub. Nts., 12/15/05                             800,000          808,000
Standard Pacific Corp., 9.25%
   Sr. Sub. Nts., 4/15/12                          700,000          707,000
Toll Corp., 8.25% Sr. Sub. Nts.,
   12/1/11                                       1,500,000        1,515,000
WCI Communities, Inc.:
   9.125% Sr. Sub. Nts., 5/1/12                  1,000,000          997,500
   10.625% Sr. Unsec. Sub. Nts.,
   2/15/11                                         600,000          630,000
Williams Scotsman, Inc., 9.875%
   Sr. Unsec. Nts., 6/1/07(3)                    1,700,000        1,632,000
                                                               -------------
                                                                 13,765,110
----------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc., 0%/10% Sr.
   Unsec. Disc. Nts., 5/1/08(6)                  1,800,000        1,647,000
----------------------------------------------------------------------------
MEDIA--8.5%
Adelphia Communications Corp.:
   7.875% Sr. Unsec. Nts., 5/1/09(2,5)             360,000          140,400
   8.125% Sr. Nts., Series B, 7/15/03(2)         1,000,000          400,000
   8.375% Sr. Nts., Series B, 2/1/08(2)          1,000,000          405,000





5  OPPENHEIMER HIGH INCOME FUND/VA


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STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
MEDIA Continued
Adelphia Communications Corp.: Continued
   10.25% Sr. Unsec. Nts., 11/1/06(2)          $   200,000     $     80,000
   10.25% Sr. Unsec. Sub. Nts.,
   6/15/11(2)                                    1,300,000          539,500
   10.875% Sr. Unsec. Nts., 10/1/10(2)           1,500,000          600,000
AMC Entertainment, Inc., 9.50%
   Sr. Unsec. Sub. Nts., 2/1/11                  1,200,000        1,195,500
Block Communications, Inc.,
   9.25% Sr. Sub. Nts., 4/15/09(3)                 599,979          603,000
Carmike Cinemas, Inc., 10.375%
   Gtd. Sr. Sub. Nts., Series B, 2/1/09          1,250,000        1,206,250
Chancellor Media Corp., 8.75%
   Sr. Unsec. Sub. Nts., Series B,
   6/15/07                                         975,000          979,875
Charter Communications
   Holdings LLC/Charter
   Communications Holdings
   Capital Corp.:
   0%/9.92% Sr. Unsec. Disc.
   Nts., 4/1/11(6)                               1,000,000          482,500
   0%/11.75% Sr. Unsec. Sub.
   Disc. Nts., 5/15/11(6)                        1,500,000          532,500
   8.625% Sr. Unsec. Nts., 4/1/09                  200,000          135,000
   10% Sr. Nts., 4/1/09                            500,000          347,500
   10.75% Sr. Unsec. Nts., 10/1/09               3,000,000        2,122,500
   11.125% Sr. Unsec. Nts., 1/15/11                999,979          695,000
Cinemark USA, Inc., 9.625% Sr.
   Sub. Nts., Series B, 8/1/08                     250,000          251,250
Classic Cable, Inc., 10.50% Sr.
   Sub. Nts., 3/1/10(2,5)                        1,000,000          226,250
Corus Entertainment, Inc.,
   8.75% Sr. Sub. Nts., 3/1/12                     800,000          804,000
Cumulus Media, Inc., 10.375%
   Sr. Unsec. Sub. Nts., 7/1/08                    900,000          958,500
Diamond Cable Communications
   plc, 11.75% Sr. Disc. Nts., 12/15/05(2)         600,000          159,000
Diamond Holdings plc, 9.125%
   Sr. Nts., 2/1/08(2)                             399,979          358,000
Diva Systems Corp., 0%/12.625%
   Sr. Disc. Nts., Series B, 3/1/08(1,2,5,6)       500,000           66,250
EchoStar Broadband Corp.,
   10.375% Sr. Unsec. Nts., 10/1/07              2,000,000        1,920,000
EchoStar DBS Corp.:
   9.125% Sr. Nts., 1/15/09(3)                     299,979          276,000
   9.375% Sr. Unsec. Nts., 2/1/09                1,000,000          930,000
Emmis Communications Corp.,
   8.125% Sr. Unsec. Sub. Nts.,
    Series B, 3/15/09                              799,979          784,000




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
Entravision Communications
   Corp., 8.125% Sr. Sub. Nts.,
   3/15/09(3)                                  $   599,979     $    606,000
Insight Communications Co.,
   Inc., 0%/12.25% Sr. Disc. Nts.,
   2/15/11(6)                                    1,500,000          652,500
Insight Midwest LP/Insight
   Capital, Inc., 9.75% Sr. Nts.,
   10/1/09                                         699,979          647,500
Key3Media Group, Inc.,
   11.25% Sr. Sub. Nts., 6/15/11                 1,399,979          637,000
Lamar Advertising Co.,
   9.625% Sr. Unsec. Sub. Nts.,
   12/1/06                                         500,000          516,250
Mediacom LLC/Mediacom
   Capital Corp., 9.50% Sr. Unsec.
    Nts., 1/15/13                                  600,000          522,000
Penton Media, Inc., 10.375%
   Sr. Unsec. Sub. Nts., 6/15/11                   825,000          507,375
Radio One, Inc., 8.875% Sr. Unsec.
   Sub. Nts., Series B, 7/1/11                     299,979          300,750
Regal Cinemas, Inc., 9.375% Sr.
   Sub. Nts., 2/1/12(3)                          2,200,000        2,288,000
Sinclair Broadcast Group, Inc.:
   8% Sr. Sub. Nts., 3/15/12                       899,979          891,000
   8.75% Sr. Sub. Nts., 12/15/11                   799,979          804,000
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10         1,000,000        1,000,000
Spanish Broadcasting System,
   Inc., 9.625% Sr. Unsec. Sub. Nts.,
   11/1/09                                         800,000          828,000
Telewest Communications plc,
   0%/9.875% Sr. Disc. Nts.,
   4/15/09(6)(GBP)                                 200,000          102,128
United Pan-Europe
   Communications NV:
   0%/13.375% Sr. Unsec. Disc.
   Nts., Series B, 11/1/09(2,5,6)                1,000,000          100,000
   10.875% Sr. Unsec. Nts., Series B,
   8/1/09(2)                                       600,000           81,000
   11.25% Sr. Nts., Series B, 11/1/09(2)(EUR)      500,000           60,491
WRC Media, Inc./Weekly Reader
   Corp./Compass Learning Corp.,
   12.75% Sr. Sub. Nts., 11/15/09                  600,000          616,500
                                                               -------------
                                                                 28,358,269
----------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Saks, Inc.:
   8.25% Sr. Unsec. Nts., 11/15/08                 250,000          237,500
   9.875% Nts., 10/1/11                          1,300,000        1,313,000
                                                               -------------
                                                                  1,550,500





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                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Asbury Automotive Group, Inc.,
   9% Sr. Sub. Nts., 6/15/12(3)                $   500,000     $    485,000
AutoNation, Inc., 9% Sr. Unsec. Nts.,
   8/1/08                                        1,200,000        1,242,000
CSK Auto, Inc., 12% Sr. Nts.,
   6/15/06(3)                                    1,000,000        1,073,750
Finlay Enterprises, Inc., 9% Debs.,
   5/1/08                                          900,000          871,875
Petco Animal Supplies, Inc.,
   10.75% Sr. Sub. Nts., 11/1/11                   750,000          813,750
United Auto Group, Inc., 9.625%
   Sr. Sub. Nts., 3/15/12(3)                       300,000          303,000
United Rentals (North America),
   Inc., 10.75% Sr. Unsec. Nts.,
   4/15/08                                       1,000,000        1,075,000
United Rentals, Inc., 9.25% Sr.
   Unsec. Sub. Nts., Series B, 1/15/09             100,000          101,000
                                                               -------------
                                                                  5,965,375
----------------------------------------------------------------------------
TEXTILES & APPAREL--0.5%
Finlay Fine Jewelry Corp., 8.375% Sr.
   Nts., 5/1/08                                    600,000          590,250
Galey & Lord, Inc., 9.125% Sr. Unsec.
   Sub. Nts., 3/1/08(2)                            700,000          124,250
Polymer Group, Inc., 8.75% Sr.
   Sub. Nts., 3/1/08(2)                          1,500,000          307,500
Russell Corp., 9.25% Sr. Nts.,
   5/1/10(3)                                       600,000          621,000
                                                               -------------
                                                                  1,643,000
----------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
----------------------------------------------------------------------------
BEVERAGES--0.5%
Constellation Brands, Inc., 8.125%
   Sr. Sub. Nts., 1/15/12                        1,000,000        1,031,250
Packaged Ice, Inc., 9.75% Sr.
   Unsec. Nts., Series B, 2/1/05                   800,000          672,000
                                                               -------------
                                                                  1,703,250
----------------------------------------------------------------------------
FOOD & DRUG RETAILING--0.9%
Fleming Cos., Inc.:
   10.125% Sr. Unsec. Nts., 4/1/08                 800,000          816,000
   10.625% Sr. Unsec. Sub. Nts., Series D,
   7/31/07                                         800,000          788,000
Great Atlantic & Pacific Tea Co.,
   Inc. (The), 9.125% Sr. Nts., 12/15/11           400,000          374,000
Pantry, Inc. (The), 10.25% Sr. Sub.
   Nts., 10/15/07                                  325,000          295,750
Pathmark Stores, Inc., 8.75% Sr.
   Sub. Nts., 2/1/12                               800,000          816,000




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts.,
   5/31/09(1,2,5,7)                            $   476,601     $     61,958
                                                               -------------
                                                                  3,151,708
----------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
American Seafood Group LLC,
   10.125% Sr. Sub. Nts., 4/15/10(3)               500,000          507,500
Aurora Foods, Inc., 8.75% Sr. Sub.
   Nts., Series B, 7/1/08                          700,000          472,500
Burns Philp Capital Pty Ltd.,
   9.75% Sr. Sub. Nts., 7/15/12(3)                 300,000          298,500
Del Monte Corp., 9.25% Sr.
   Unsec. Sub. Nts., 5/15/11                       500,000          522,500
Doane Pet Care Co., 9.75% Sr.
   Unsec. Sub. Nts., 5/15/07                       300,000          262,500
Dole Food Co., Inc., 7.25% Nts.,
   5/1/09(3)                                     1,500,000        1,535,767
Michael Foods, Inc., 11.75% Sr.
   Unsec. Sub. Nts., 4/1/11                        400,000          438,000
New World Pasta Co., 9.25% Sr.
   Nts., 2/15/09                                   200,000          195,000
Smithfield Foods, Inc.:
   7.625% Sr. Unsec. Sub. Nts.,
   2/15/08                                         925,000          927,313
   8% Sr. Nts., Series B, 10/15/09                 500,000          510,000
Sparkling Spring Water Group
   Ltd., 11.50% Sr. Sec. Sub. Nts.,
   11/15/07                                        600,000          585,750
United Biscuits Finance plc,
   10.625% Sr. Sub. Nts.,
   4/15/11(EUR)                                  1,000,000        1,111,976
                                                               -------------
                                                                  7,367,306
----------------------------------------------------------------------------
Household Products--1.5%
AKI Holdings Corp., 0%/13.50%
   Sr. Disc. Debs., 7/1/09(6)                    1,080,000          546,750
AKI, Inc., 10.50% Sr. Unsec. Nts.
   7/1/08                                        1,000,000          956,250
Holmes Products Corp., 9.875%
   Sr. Unsec. Sub. Nts., Series B,
   11/15/07                                        425,000          279,438
Johnsondiversey, Inc., 9.625% Sr.
   Sub. Nts., 5/15/12(3)                           600,021          630,000
Playtex Products, Inc., 9.375% Sr.
   Unsec. Sub. Nts., 6/1/11                      1,000,021        1,065,000
Revlon Consumer Products Corp.,
   12% Sr. Sec. Nts., 12/1/05                    1,400,000        1,400,000
Styling Technology Corp., 10.875%
   Sr. Unsec. Sub. Nts., 7/1/08(1,2,5)             600,000               --
                                                               -------------
                                                                  4,877,438




7  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
ENERGY--6.9%
----------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
BRL Universal Equipment Corp.,
   8.875% Sr. Sec. Nts., 2/15/08               $   750,000     $    746,250
Clark Refining & Marketing, Inc.,
   8.875% Sr. Sub. Nts., 11/15/07                  500,000          482,500
Denbury Management, Inc.,
   9% Sr. Sub. Nts., 3/1/08                        300,000          296,250
Dresser, Inc., 9.375% Sr. Sub. Nts.,
   4/15/11(3)                                      400,000          407,000
Grant Geophysical, Inc., 9.75% Sr.
   Unsec. Nts., Series B, 2/15/08(1)             1,025,000          466,375
Hanover Equipment Trust, 8.50%
   Sr. Sec. Nts., Trust 2001, Cl. A,
   9/1/08(3)                                       500,000          465,000
Hornbeck-Leevac Marine
   Services, Inc., 10.625% Sr. Nts.,
   8/1/08                                        1,500,000        1,576,875
Leviathan Gas Pipeline Partners
   LP/Leviathan Finance Corp.,
   10.375% Sr. Unsec. Sub. Nts.,
   Series B, 6/1/09                                500,000          532,500
Ocean Rig Norway AS, 10.25%
   Sr. Sec. Nts., 6/1/08                         1,600,000        1,416,000
Petroleum Helicopters, Inc.,
   9.375% Sr. Nts., 5/1/09                         600,000          618,000
Trico Marine Services, Inc.,
   8.875% Sr. Nts., 5/15/12(3)                   1,400,000        1,393,000
Universal Compression Holdings,
   Inc., 0%/9.875% Sr. Disc. Nts.,
   2/15/08(6)                                    1,700,000        1,623,500
                                                               -------------
                                                                 10,023,250
----------------------------------------------------------------------------
OIL & GAS--3.9%
Belden & Blake Corp., 9.875% Sr.
   Sub. Nts., 6/15/07                              500,000          442,500
Chesapeake Energy Corp.:
   8.125% Sr. Unsec. Nts., 4/1/11                  800,000          790,000
   8.375% Sr. Unsec. Nts., 11/1/08                 800,000          804,000
Forest Oil Corp.:
   7.75% Sr. Nts., 5/1/14(3)                     1,000,000          970,000
   10.50% Sr. Unsec. Sub. Nts.,
   1/15/06                                         250,000          267,500
Frontier Oil Corp., 11.75% Sr. Nts.,
   11/15/09                                        800,000          854,000
Giant Industries, Inc., 11% Sr. Sub.
   Nts., 5/15/12(3)                                400,000          354,000
Magnum Hunter Resources, Inc.,
   9.60% Sr. Nts., 3/15/12(3)                      800,000          828,000





                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
Pennzoil-Quaker State Co.:
   6.75% Nts., 4/1/09                          $   200,000     $    208,094
   10% Sr. Nts., 11/1/08(1)                      1,000,000        1,176,250
Pioneer Natural Resources Co.,
   7.50% Sr. Nts., 4/15/12                       1,000,000        1,020,999
Pogo Producing Co., 8.75% Sr.
   Sub. Nts., Series B, 5/15/07                    600,000          611,250
RAM Energy, Inc., 11.50% Sr.
   Unsec. Nts., 2/15/08                          2,000,000        1,020,000
Stone Energy Corp.:
   8.25% Sr. Unsec. Sub. Nts.,
   12/15/11                                        800,000          804,000
   8.75% Sr. Sub. Nts., 9/15/07                    735,000          753,375
Swift Energy Co., 9.375% Sr.
   Unsec. Sub. Nts., 5/1/12                        300,000          284,250
Westport Resources Corp.,
   8.25% Sr. Unsec. Sub. Nts.,
   11/1/11                                         600,000          618,000
XTO Energy, Inc., 7.50% Sr. Nts.,
   4/15/12                                       1,000,000        1,025,000
                                                               -------------
                                                                 12,831,218
----------------------------------------------------------------------------
FINANCIALS--5.1%
----------------------------------------------------------------------------
BANKS--1.0%
Armkel LLC/Armkel Finance,
   Inc., 9.50% Sr. Sub. Nts., 8/15/09              600,000          627,000
Bank Plus Corp., 12% Sr. Nts.,
   7/18/07                                         517,000          555,775
Local Financial Corp., 11% Sr. Nts.,
   9/8/04(3)                                       800,000          852,000
Ocwen Capital Trust I, 10.875%
   Capital Nts., 8/1/27                            450,000          362,250
Western Financial Bank, 9.625%
   Unsec. Sub. Debs., 5/15/12                      800,000          804,000
                                                               -------------
                                                                  3,201,025
----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--1.4%
AmeriCredit Corp., 9.875% Sr. Nts.,
   4/15/06(1)                                      800,000          808,000
AMRESCO, Inc., 9.875% Sr. Sub.
   Nts., Series 98-A, 3/15/05(2,5)                 900,000          193,500
Finova Group, Inc. (The),
   7.50% Nts., 11/15/09                          2,500,000          837,500
IPC Acquisition Corp.,
   11.50% Sr. Sub. Nts., 12/15/09(3)               750,000          723,750
LaBranche & Co., Inc., 12% Sr.
   Unsec. Sub. Nts., 3/2/07                        600,000          675,000
Metris Cos., Inc.:
   10% Sr. Unsec. Nts., 11/1/04                    500,000          462,500
   10.125% Sr. Unsec. Nts., 7/15/06              1,000,000          925,000
                                                               -------------
                                                                  4,625,250




8  OPPENHEIMER HIGH INCOME FUND/VA

                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
REAL ESTATE--2.1%
CB Richard Ellis Services, Inc.,
   11.25% Sr. Unsec. Sub. Nts.,
   6/15/11                                     $   300,000     $    253,500
Corrections Corp. of America,
   9.875% Sr. Nts., 5/1/09(3)                      500,000          517,500
Felcor Lodging LP:
   8.50% Sr. Nts., 6/1/11                          780,000          768,300
   9.50% Sr. Unsec. Nts., 9/15/08(3)               400,000          408,000
IStar Financial, Inc., 8.75% Sr. Unsec.
   Nts., 8/15/08                                   750,000          744,652
MeriStar Hospitality Corp.:
   9% Sr. Nts., 1/15/08                          1,000,000          960,000
   9.125% Sr. Nts., 1/15/11                        500,000          480,000
   9.125% Sr. Unsec. Nts., 1/15/11(3)              400,000          384,000
   10.50% Sr. Nts., 6/15/09(3)                     300,000          304,500
Saul (B.F.) Real Estate Investment
   Trust, 9.75% Sr. Sec. Nts., Series B,
   4/1/08                                        1,500,000        1,492,500
Ventas Realty LP, 9% Sr. Nts.,
   5/1/12(3)                                       500,000          515,000
                                                               -------------
                                                                  6,827,952
----------------------------------------------------------------------------
HEALTH CARE--4.9%
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Fisher Scientific International, Inc.:
   8.125% Sr. Sub. Nts., 5/1/12(3)                 900,000          900,000
   9% Sr. Unsec. Sub. Nts., 2/1/08                 750,000          770,625
   9% Sr. Unsec. Sub. Nts., 2/1/08                 365,000          375,038
Sybron Dental Specialties, Inc.,
   8.125% Sr. Sub. Nts., 6/15/12(3)                500,000          497,500
Vanguard Health Systems, Inc.,
   9.75% Sr. Unsec. Sub. Nts., 8/1/11              500,000          523,750
                                                               -------------
                                                                  3,066,913
----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
aaiPharma, Inc., 11% Sr. Sub. Nts.,
   4/1/10(3)                                       100,000           93,000
AmerisourceBergen Corp., 8.125%
   Sr. Nts, 9/1/08                               1,000,000        1,037,500
Beverly Enterprises, Inc., 9.625%
   Sr. Unsec. Nts., 4/15/09                      1,125,000        1,158,750
Extendicare Health Services, Inc.,
   9.50% Sr. Nts., 7/1/10(3)                       500,000          503,125
Fresenius Medical Care Capital
   Trust II, 7.875% Nts., 2/1/08                 2,000,000        1,805,000
Hanger Orthopedic Group, Inc.,
   10.375% Sr. Nts., 2/15/09(3)                    400,000          418,000
Healthsouth Corp., 7.625% Nts.,
   6/1/12(3)                                       900,000          893,086




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
InSight Health Services Corp.,
   9.875% Sr. Sub. Nts., 11/1/11                 $ 500,000     $    505,000
Magellan Health Services, Inc.:
   9% Sr. Sub. Nts., 2/15/08                       700,000          255,500
   9.375% Sr. Nts., 11/15/07(3)                    800,000          604,000
PacifiCare Health Systems, Inc.,
   10.75% Sr. Nts., 6/1/09(3)                    1,300,000        1,337,375
Rotech Healthcare, Inc., 9.50%
   Sr. Sub. Nts., 4/1/12(3)                        900,000          922,500
Stewart Enterprises, Inc., 10.75%
   Sr. Unsec. Sub. Nts., 7/1/08                  1,800,000        1,998,000
Unilab Corp., 12.75% Sr. Sub. Nts.,
   10/1/09(1)                                      250,000          293,750
US Oncology, Inc., 9.625% Sr.
   Sub. Nts., 2/1/12                               400,000          390,000
Vicar Operating, Inc., 9.875%
   Sr. Sub. Nts., 12/1/09                        1,000,000        1,055,000
                                                               -------------
                                                                 13,269,586
----------------------------------------------------------------------------
INDUSTRIALS--13.0%
----------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Alliant Techsystems, Inc., 8.50%
   Sr. Unsec. Sub. Nts., 5/15/11                   900,000          945,000
American Plumbing &
   Mechanical, Inc., 11.625% Sr.
   Sub. Nts., Series B, 10/15/08                   500,000          497,500
BE Aerospace, Inc., 8.875% Sr.
   Unsec. Sub. Nts., 5/1/11                        800,000          748,000
Decrane Aircraft Holdings, Inc.,
   12% Sr. Unsec. Sub. Nts.,
   Series B, 9/30/08                             1,750,000        1,618,750
Fairchild Corp., 10.75% Sr.
   Unsec. Sub. Nts., 4/15/09                       475,000          273,125
L-3 Communications Corp.,
   7.625% Sr. Sub. Nts., 6/15/12(3)              1,200,000        1,203,000
Transdigm, Inc., 10.375% Sr. Sub.
   Nts., 12/1/08(3)                                200,000          206,000
                                                               -------------
                                                                  5,491,375
----------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.1%
Atlas Air, Inc, 9.25% Sr. Nts.,
   4/15/08                                         500,000          252,500
----------------------------------------------------------------------------
AIRLINES--0.7%
America West Airlines, Inc.,
   10.75% Sr. Nts., 9/1/05                       1,000,000          556,250
Amtran, Inc.:
   9.625% Nts., 12/15/05                           800,000          556,000
   10.50% Sr. Nts., 8/1/04                       1,800,000        1,305,000
                                                               -------------
                                                                  2,417,250




9  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
BUILDING PRODUCTS--0.8%
Associated Materials, Inc., 9.75%
   Sr. Sub. Nts., 4/15/12(3)                   $   700,000     $    721,000
GSP I Corp., 10.15% First Mtg.
   Bonds, 6/24/10(3)                               371,664          387,043
Nortek, Inc.:
   9.125% Sr. Unsec. Nts., Series B,
   9/1/07                                          700,000          712,250
   9.25% Sr. Nts., Series B, 3/15/07               500,000          508,750
   9.875% Sr. Unsec. Sub. Nts.,
   6/15/11                                         400,000          406,000
                                                               -------------
                                                                  2,735,043
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
Allied Waste North America, Inc.:
   8.50% Sr. Sub. Nts., 12/1/08                  1,500,000        1,455,000
   8.875% Sr. Nts., Series B, 4/1/08             2,400,000        2,364,000
   10% Sr. Unsec. Sub. Nts., Series B,
   8/1/09                                        1,000,000          987,580
American Pad & Paper Co.,
   13% Sr. Sub. Nts., Series B,
   11/15/05(1,2,5)                                 200,000            3,000
Buhrmann US, Inc., 12.25% Sr.
   Unsec. Sub. Nts., 11/1/09                       600,000          627,000
Coinmach Corp., 9% Sr. Nts.,
   2/1/10(3)                                       800,000          816,000
Comforce Operating, Inc., 12%
   Sr. Nts., Series B, 12/1/07                     350,000          213,500
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
   3/1/07                                          625,000          650,000
Hydrochem Industrial Services,
   Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)          250,000          196,250
Iron Mountain, Inc., 8.625% Sr.
   Unsec. Sub. Nts., 4/1/13                      1,000,000        1,027,500
IT Group, Inc., 11.25% Sr. Unsec.
   Sub. Nts., Series B, 4/1/09(1,2)                550,000              688
Kindercare Learning Centers,
   Inc., 9.50% Sr. Sub. Nts., 2/15/09              750,000          746,250
Mail-Well, Inc., 9.625% Sr. Nts.,
   3/15/12(3)                                      500,000          505,000
Protection One, Inc./Protection
   One Alarm Monitoring, Inc.,
   7.375% Sr. Unsec. Nts., 8/15/05                 900,000          796,500
Stericycle, Inc., 12.375% Sr. Unsec.
   Sub. Nts., Series B, 11/15/09                   488,000          563,640
Synagro Technologies, Inc.,
   9.50% Sr. Sub. Nts., 4/1/09(3)                  700,000          721,000
                                                               -------------
                                                                 11,672,908




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Brand Scaffold Services, Inc.,
   10.25% Sr. Unsec. Nts., 2/15/08             $ 1,000,000     $    987,500
CSC Holdings, Inc.:
   7.625% Sr. Unsec. Unsub. Nts.,
   Series B, 4/1/11                                600,000          483,463
   7.875% Sr. Unsec. Debs., 2/15/18              1,000,000          739,929
   9.875% Sr. Sub. Debs., 2/15/13(1)               200,000          149,000
Integrated Electrical Services, Inc.:
   9.375% Sr. Sub. Nts., Series B,
   2/1/09                                          600,000          579,000
   9.375% Sr. Sub. Nts., Series C,
   2/1/09                                        1,000,000          965,000
Spectrasite Holdings, Inc.:
   0%/11.25% Sr. Unsec. Disc. Nts.,
   4/15/09(6)                                      400,000          106,000
   0%/12% Sr. Disc. Nts., 7/15/08(6)             1,200,000          378,000
                                                               -------------
                                                                  4,387,892
----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Cherokee International LLC,
   10.50% Sr. Unsec. Sub. Nts.,
   Series B, 5/1/09                              1,000,000          505,000
Dayton Superior Corp., 13%
   Sr. Unsec. Sub. Nts., 6/15/09                   500,000          502,500
UCAR Finance, Inc., 10.25% Sr.
   Nts., 2/15/12(3)                                600,000          615,000
                                                               -------------
                                                                  1,622,500
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Great Lakes Dredge & Dock
   Corp., 11.25% Sr. Unsec. Sub. Nts.,
   8/15/08                                       1,715,000        1,809,325
Norse CBO Ltd., 9.342% Sub.
   Bonds, Series 1A, Cl. C2, 8/13/10(1)          1,500,000          881,250
Tyco International Group SA,
   6.375% Nts., 10/15/11                         1,600,000        1,227,184
                                                               -------------
                                                                  3,917,759
----------------------------------------------------------------------------
MACHINERY--1.9%
Actuant Corp., 13% Sr. Sub. Nts.,
   5/1/09                                          378,000          440,370
AGCO Corp., 9.50% Sr. Unsec.
   Nts., 5/1/08                                  1,000,000        1,062,500
Eagle-Picher Industries, Inc.,
   9.375% Sr. Unsec. Sub. Nts.,
   3/1/08                                          850,000          705,500
Insilco Corp., 12% Sr. Sub. Nts.,
   8/15/07(2)                                    1,200,000           96,000
International Wire Group, Inc.,
   11.75% Sr. Sub. Nts., Series B,
   6/1/05                                          500,000          450,000




10  OPPENHEIMER HIGH INCOME FUND/VA

                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
MACHINERY Continued
Joy Global, Inc., 8.75% Sr. Sub. Nts.,
   3/15/12(3)                                  $   600,000     $    616,500
NMHG Holding Co., 10% Sr. Nts.,
   5/15/09(3)                                      600,000          612,000
Roller Bearing Co. of America, Inc.,
   9.625% Sr. Sub. Nts., Series B,
   6/15/07                                         560,000          543,200
Terex Corp.:
   8.875% Sr. Unsec. Sub. Nts.,
   4/1/08                                          400,000          408,000
   8.875% Sr. Unsec. Sub. Nts., Series C,
   4/1/08                                          400,000          408,000
   9.25% Sr. Unsec. Sub. Nts.,
   7/15/11                                         800,000          832,000
                                                               -------------
                                                                  6,174,070
----------------------------------------------------------------------------
MARINE--1.1%
CP Ships Ltd., 10.375% Sr. Nts.,
   7/15/12(3)                                    1,000,000          987,500
Millenium Seacarriers, Inc.,
   Units (each unit consists of
   $1,000 principal amount of
   12% first priority ship mtg.
   sr. sec. nts., 7/15/05 and one
   warrant to purchase five shares
   of common stock)(1,2,9)                         700,000          385,000
Navigator Gas Transport plc,
   10.50% First Priority Ship Mtg.
   Nts., 6/30/07(3)                              1,000,000          465,000
Pacific & Atlantic Holdings, Inc.,
   10.50% Sec. Nts., 12/31/07(3)                   332,374          117,993
Sea Containers Ltd., 7.875% Sr.
   Nts., 2/15/08                                 1,500,000        1,106,250
Teekay Shipping Corp., 8.875%
   Sr. Nts., 7/15/11                               575,000          600,875
                                                               -------------
                                                                  3,662,618
----------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway,
   7.50% Sr. Nts., 6/15/09(3)                      500,000          503,125
----------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Budget Group, Inc., 9.125% Sr.
   Unsec. Nts., 4/1/06(2)                          900,000          220,500
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.0%
----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
CellNet Data Systems, Inc., 0%/14%
   Sr. Unsec. Disc. Nts., 10/1/07(1,2,5,6)       1,834,000              183
----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings,
   8% Sr. Nts., 5/15/09(3)                         400,000          402,000





                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
ChipPAC International Co. Ltd.,
   12.75% Sr. Unsec. Sub. Nts.,
   Series B, 8/1/09(1)                         $   500,000     $    527,500
Flextronics International Ltd.,
   9.875% Sr. Unsec. Sub. Nts., 7/1/10             500,000          525,000
Ingram Micro, Inc., 9.875% Sr.
   Unsec. Sub. Nts., 8/15/08                     1,200,000        1,254,000
                                                               -------------
                                                                  2,306,500
----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Equinix, Inc., 13% Sr. Unsec. Nts.,
   12/1/07(1)                                    1,000,000          185,000
Exodus Communications, Inc.,
   10.75% Sr. Nts., 12/15/09(2,5)(EUR)           1,000,000          158,016
FirstWorld Communications, Inc.,
   0%/13% Sr. Disc. Nts., 4/15/08(1,2,5,6)         500,000           48,125
Globix Corp., 12.50% Sr. Unsec. Nts.,
   2/1/10(2)                                       500,000           92,500
PSINet, Inc.:
   11% Sr. Nts., 8/1/09(2,5)                     1,000,000          102,500
   10.50% Sr. Unsec. Nts., 12/1/06(2,5)(EUR)     1,000,000           81,477
                                                               -------------
                                                                    667,618
----------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
ASAT Finance LLC, 12.50% Sr.
   Unsec. Nts., 11/1/06(1)                         325,000          258,375
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.9%
Amkor Technology, Inc.:
   9.25% Sr. Unsec. Nts., 5/1/06                   700,000          577,500
   9.25% Sr. Unsec. Sub. Nts.,
   2/15/08                                         400,000          328,000
Fairchild Semiconductor Corp.:
   10.375% Sr. Unsec. Nts., 10/1/07                850,000          888,250
   10.50% Sr. Unsec. Sub. Nts.,
   2/1/09                                        1,050,000        1,123,500
                                                               -------------
                                                                  2,917,250
----------------------------------------------------------------------------
MATERIALS--10.5%
----------------------------------------------------------------------------
CHEMICALS--3.6%
Applied Extrusion Technologies, Inc.,
   10.75% Sr. Nts., Series B, 7/1/11             1,250,000        1,131,250
Avecia Group plc, 11% Sr. Unsec.
   Nts., 7/1/09                                    800,000          800,000
ClimaChem, Inc., 10.75% Sr. Unsec.
   Nts., Series B, 12/1/07(1)                      250,000          126,250
Compass Minerals Group, Inc.,
   10% Sr. Sub. Nts., 8/15/11                    1,200,000        1,272,000
Equistar Chemicals LP, 8.75% Sr.
   Unsec. Nts., 2/15/09                            600,000          537,162
Georgia Gulf Corp., 10.375% Sr.
   Unsec. Sub. Nts., 11/1/07                       250,000          268,750





11  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
CHEMICALS Continued
Huntsman Corp./ICI Chemical Co. plc:
   10.125% Sr. Unsec. Sub. Nts.,
   7/1/09 (EUR)                                    150,000     $    128,511
   Zero Coupon Sr. Unsec. Disc.
   Nts., 13.09%, 12/31/09(8)                       400,000           98,000
Huntsman International LLC,
   9.875% Sr. Nts., 3/1/09(3)                      800,000          806,000
IMC Global, Inc., 11.25% Sr. Unsec.
   Nts., Series B, 6/1/11                          300,000          325,500
ISP Chemco, Inc., 10.25% Sr. Unsec.
   Sub. Nts., 7/1/11                               900,000          922,500
ISP Holdings, Inc., 10.625% Bonds,
   12/15/09(3)                                     500,000          497,500
Lyondell Chemical Co.:
   9.50% Sec. Nts., 12/15/08                       600,000          561,000
   9.625% Sr. Sec. Nts., Series A,
   5/1/07                                          300,000          287,250
   9.875% Sec. Nts., Series B, 5/1/07              600,000          576,000
Noveon, Inc., 11% Sr. Unsec. Sub.
   Nts., Series B, 2/28/11                       1,200,000        1,278,000
OM Group, Inc., 9.25% Sr. Sub.
   Nts., 12/15/11                                  700,000          728,000
PCI Chemicals Canada, 10% Sr.
   Sec. Nts., 12/31/08                             319,909          219,538
Pioneer Cos., Inc., 5.355% Sr. Sec.
   Nts., 12/31/06(1,4)                             106,636           69,980
Sterling Chemicals, Inc.:
   11.75% Sr. Unsec. Sub. Nts.,
   8/15/06(2)                                      300,000           43,500
   12.375% Sr. Sec. Nts., Series B,
   7/15/06(2)                                    1,200,000        1,122,000
                                                               -------------
                                                                 11,798,691
----------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.5%
Ball Corp.:
   7.75% Sr. Unsec. Nts., 8/1/06                   700,000          724,500
   8.25% Sr. Unsec. Sub. Nts.,
   8/1/08                                          800,000          832,000
Graphic Packaging Corp., 8.625%
   Sr. Sub. Nts., 2/15/12(3)                     1,000,000        1,037,500
Owens-Brockway Glass Container,
   Inc., 8.875% Sr. Sec. Nts., 2/15/09(3)          700,000          703,500
Packaging Corp. of America,
   9.625% Sr. Unsec. Sub. Nts., 4/1/09             750,000          813,750
Silgan Holdings, Inc., 9% Sr. Sub.
   Debs., 6/1/09(3)                                600,000          621,000
Stone Container Corp.:
   8.375% Sr. Nts., 7/1/12(3)                      600,000          607,500
   9.25% Sr. Unsec. Nts., 2/1/08                 1,000,000        1,057,500
   9.75% Sr. Unsec. Nts., 2/1/11                 1,000,000        1,075,000




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Sub. Nts.,
   6/15/12(3)                                  $ 1,000,000     $  1,002,500
                                                               -------------
                                                                  8,474,750
----------------------------------------------------------------------------
METALS & MINING--3.0%
AK Steel Corp., 7.75% Sr. Unsec.
   Nts., 6/15/12(3)                              2,000,000        1,990,000
California Steel Industries Corp.,
   8.50% Sr. Unsec. Nts., Series B,
   4/1/09                                          300,000          303,750
Century Aluminum Co., 11.75%
   Sr. Sec. Nts., 4/15/08                        1,000,000        1,080,000
Great Lakes Carbon Corp., 10.25%
   Sr. Sub. Nts., Series B, 5/15/08                800,125          548,086
Jorgensen (Earle M.) Co., 9.75%
   Sr. Sec. Nts., 6/1/12(3)                      1,200,000        1,188,000
Kaiser Aluminum &
   Chemical Corp.:
   10.875% Sr. Nts., Series B,
   10/15/06(2)                                   1,000,000          785,000
   12.75% Sr. Sub. Nts., 2/1/03(2)               1,200,000          222,000
Metallurg Holdings, Inc., 0%/
   12.75% Sr. Disc. Nts., 7/15/08(6)             1,000,000          462,500
Metallurg, Inc., 11% Sr. Nts., 12/1/07             740,000          669,700
National Steel Corp., 9.875% First
   Mtg. Bonds, Series D, 3/1/09(2)               1,300,000          487,500
P&L Coal Holdings Corp., 9.625%
   Sr. Sub. Nts., Series B, 5/15/08                645,000          685,312
Steel Dynamics, Inc., 9.50% Sr.
   Nts., 3/15/09(3)                                800,000          848,000
United States Steel LLC, 10.75%
   Sr. Nts., 8/1/08                                600,000          627,000
                                                               -------------
                                                                  9,896,848
----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.4%
Ainsworth Lumber Co. Ltd.:
   12.50% Sr. Nts., 7/15/07(7)                     400,000          435,000
   13.875% Sr. Sec. Nts., 7/15/07                  750,000          843,750
Doman Industries Ltd., 8.75% Sr.
   Nts., 3/15/04(2)                              2,000,000          410,000
Georgia-Pacific Corp., 8.125% Sr.
   Unsec. Nts., 5/15/11                          1,200,000        1,150,288
Louisiana-Pacific Corp., 10.875%
   Sr. Sub. Nts., 11/15/08                         250,000          276,250
Repap New Brunswick, Inc.,
   11.50% Sr. Sec. Nts., 6/1/04                    500,000          571,250
Tembec Industries, Inc., 7.75% Sr.
   Nts., 3/15/12                                   700,000          698,250
U.S. Timberlands Co. LP, 9.625%
   Sr. Nts., 11/15/07                              300,000          199,500
                                                               -------------
                                                                  4,584,288




12  OPPENHEIMER HIGH INCOME FUND/VA

                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.4%
----------------------------------------------------------------------------
Diversified Telecommunication Services--1.6%
360networks, Inc.:
   13% Sr. Unsec. Nts., 5/1/08(1,2,5)(EUR)         500,000     $         49
   13% Sr. Unsec. Nts., 5/1/08(1,2,5)              400,000               40
American Tower Corp., 9.375%
   Sr. Nts., 2/1/09                                500,000          277,500
COLO.com, Inc., 13.875% Sr. Nts.,
   3/15/10(1,2,5)                                  600,000           10,500
Concentric Network Corp.,
   12.75% Sr. Unsec. Nts., 12/15/07(2,5)           800,000           24,000
ESAT Telecom Group plc, 11.875%
   Sr. Unsec. Unsub. Nts., 11/1/09(EUR)            500,000          561,698
Focal Communications Corp.,
   11.875% Sr. Unsec. Nts., Series B,
   1/15/10(1)                                      100,000           16,500
Intermedia Communications, Inc.:
   0%/11.25% Sr. Disc. Nts., Series B,
   7/15/07(2,5,6)                                  200,000           63,000
   0%/12.25% Sr. Disc. Nts., Series B,
   3/1/09(2,5,6)                                   200,000           21,000
   8.60% Sr. Unsec. Nts., Series B,
   6/1/08(2)                                       300,000           91,500
ITC/DeltaCom, Inc., 9.75% Sr.
   Unsec. Nts., 11/15/08(1,2)                    2,250,000          641,250
KMC Telecom Holdings, Inc., 0%/
   12.50% Sr. Unsec. Disc. Nts.,
   2/15/08(1,6)                                  2,500,000           62,500
Level 3 Communications, Inc.:
   0%/10.50% Sr. Disc. Nts., 12/1/08(6)            800,000          156,000
   0%/12.875% Sr. Unsec. Disc. Nts.,
   3/15/10(6)                                      800,000          140,000
Metromedia Fiber Network, Inc.,
   10% Sr. Unsec. Nts., Series B,
   11/15/08(2)                                     600,000            9,000
NorthPoint Communications
   Group, Inc., 12.875% Nts.,
   2/15/10(2,5)                                    500,000          102,500
Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)             700,000          283,500
NTL Communications Corp.:
   0%/9.75% Sr. Unsec. Nts.,
   Series B, 4/15/09(2,5)(GBP)                   2,050,000          882,760
   0%/11.50% Sr. Nts.,
   11/15/09(2,5,6)(EUR)                            500,000          117,278
NTL, Inc., 0%/10.75% Sr. Unsec.
   Unsub. Nts., Series B,
   4/1/08(2,5,6)(GBP)                               50,000           21,721
Orion Network Systems, Inc.,
   12.50% Sr. Disc. Nts., 1/15/07                1,150,000          570,578




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts.,
   2/1/12(3)                                   $ 1,200,000     $  1,110,000
RCN Corp., 10.125% Sr. Unsec.
   Nts., 1/15/10                                   357,000           92,820
Teligent, Inc., 11.50% Sr. Nts.,
   12/1/07(1,2,5)                                  400,000               40
Viatel, Inc., 11.25% Sr. Sec. Nts.,
   4/15/08(1,2,5)                                  600,000            4,500
Winstar Communications, Inc.,
   12.75% Sr. Nts., 4/15/10(1,2,5)               1,000,000              100
XO Communications, Inc.:
   0%/12.25% Sr. Unsec. Disc. Nts.,
   6/1/09(2,5,6)                                   500,000           10,000
   9% Sr. Unsec. Nts., 3/15/08(2)                  800,000           24,000
   9.625% Sr. Nts., 10/1/07(2,5)                   500,000           15,000
   10.75% Sr. Unsec. Nts., 11/15/08(2)             200,000            6,000
                                                               -------------
                                                                  5,315,334
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
Alamosa Delaware, Inc., 12.50%
   Sr. Unsec. Nts., 2/1/11                         400,000          114,000
American Cellular Corp., 9.50%
   Sr. Sub. Nts., 10/15/09                       1,500,000          277,500
Crown Castle International Corp.:
   0%/10.375% Sr. Disc. Nts., 5/15/11(6)           300,000          139,500
   0%/10.625% Sr. Unsec. Disc. Nts.,
   11/15/07(6)                                     940,000          634,500
   9% Sr. Nts., 5/15/11                            400,000          246,000
   9.50% Sr. Nts., 8/1/11                          500,000          317,500
CTI Holdings SA, 0%/11.50% Sr.
   Deferred Coupon Nts.,
   4/15/08(1,2,5,6)                              1,000,000           45,000
IPCS, Inc., 0%/14% Sr. Unsec.
   Disc. Nts., 7/15/10(6)                          350,000           47,250
Leap Wireless International, Inc.:
   0%/14.50% Sr. Unsec. Disc. Nts.,
   4/15/10(6)                                      400,000           22,000
   12.50% Sr. Nts., 4/15/10                        400,000           46,000
Microcell Telecommunications,
   Inc., 0%/12% Sr. Unsec. Disc.
   Nts., 6/1/09(6)                                 600,000           33,000
Millicom International Cellular
   SA, 13.50% Sr. Disc. Nts., 6/1/06               300,000          106,500
Nextel Communications, Inc.:
   0%/10.65% Sr. Disc. Nts., 9/15/07(6)            500,000          273,750
   9.375% Sr. Unsec. Nts., 11/15/09                500,000          255,000
   12% Sr. Unsec. Nts., 11/1/08                    250,000          138,125
Omnipoint Corp., 11.50% Sr. Nts.,
   9/15/09(3)                                    2,200,000        2,211,000
Orbcomm Global LP (Escrow),
   8/15/04                                         600,000               --




13  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Polska Telefoniz Cyfrowa
   International Financial II SA,
   11.25% Sr. Sub. Nts., 12/1/09(EUR)              400,000     $    405,904
Price Communications Wireless,
   Inc., 9.125% Sr. Sec. Nts., Series B,
   12/15/06                                        500,000          523,125
Rogers Communications, Inc.,
   8.75% Sr. Nts., 7/15/07(CAD)                    500,000          304,918
Rural Cellular Corp., 9.625% Sr.
   Sub. Nts., Series B, 5/15/08                    700,000          325,500
SBA Communications Corp.:
   0%/12% Sr. Unsec. Disc. Nts.,
   3/1/08(6)                                     2,000,000        1,130,000
   10.25% Sr. Unsec. Nts., 2/1/09                1,000,000          605,000
TeleCorp PCS, Inc.:
   0%/11.625% Sr. Unsec. Sub. Disc.
   Nts., 4/15/09(6)                                490,000          374,850
   10.625% Sr. Unsec. Sub. Nts.,
   7/15/10                                       1,058,000          994,520
Tritel PCS, Inc.:
   0%/12.75% Sr. Unsec. Sub. Disc.
   Nts., 5/15/09(6)                                524,000          413,960
   10.375% Sr. Sub. Nts., 1/15/11                  945,000          864,675
Triton PCS, Inc., 8.75% Sr. Unsec.
   Sub. Nts., 11/15/11                             200,000          124,000
US Unwired, Inc., 0%/13.375% Sr.
   Unsec. Sub. Disc. Nts., Series B,
   11/1/09(6)                                      800,000          196,000
VoiceStream Wireless Corp.,
   10.375% Sr. Unsec. Nts., 11/15/09             1,703,000        1,643,395
                                                               -------------
                                                                 12,812,472
----------------------------------------------------------------------------
UTILITIES--3.5%
----------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
AES Corp. (The):
   8.75% Sr. Unsec. Unsub. Nts.,
   6/15/08                                       1,100,000          709,500
   8.875% Sr. Unsec. Nts., 2/15/11                 500,000          312,500
AES Drax Holdings Ltd., 10.41%
   Sr. Sec. Sub. Nts., Series B,
   12/31/20                                      1,000,000          845,000
Caithness Coso Funding Corp.,
   9.05% Sr. Sec. Nts., Series B,
   12/15/09                                        500,000          512,500
Calpine Corp., 8.50% Sr. Unsec.
   Nts., 2/15/11                                 3,600,000        2,430,000
CMS Energy Corp., 9.875% Sr.
   Unsec. Nts., 10/15/07                           800,000          600,673




                                                 PRINCIPAL     MARKET VALUE
                                                    AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------
Edison Mission Energy:
   9.875% Sr. Unsec. Nts., 4/15/11             $   300,000     $    297,515
   10% Sr. Unsec. Nts., 8/15/08                  1,000,000          996,345
Empresa Electrica del Norte
   Grande SA, 10.50% Sr. Debs.,
   6/15/05(1)                                    1,000,000          322,500
ESI Tractebel Acquisition Corp.,
   7.99% Sec. Bonds, Series B,
   12/30/11                                        982,000          955,987
Western Resources, Inc., 9.75% Sr.
   Unsec. Nts., 5/15/07(3)                       1,500,000        1,438,425
                                                               -------------
                                                                  9,420,945
----------------------------------------------------------------------------
GAS UTILITIES--0.6%
AmeriGas Partners LP/AmeriGas
   Eagle Finance Corp., 8.875% Sr.
   Unsec. Nts., 5/20/11                          1,000,000        1,045,000
El Paso Energy Partners LP, 8.50%
   Sr. Unsec. Sub. Nts., Series B,
   6/1/11                                        1,000,000        1,000,000
                                                               -------------
                                                                  2,045,000
----------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
Dynegy Holdings, Inc., 8.75% Sr.
   Nts., 2/15/12                                   400,000          298,518
                                                               -------------
Total Corporate Bonds and Notes
   (Cost $318,389,962)                                          271,115,313


                                                    SHARES
============================================================================
Preferred Stocks--1.2%
AmeriKing, Inc., 13% Cum. Sr.
   Exchangeable, Non-Vtg., 12/1/08(1,7)             13,331              133
Dobson Communications Corp.:
   12.25% Sr. Exchangeable,
   Non-Vtg.(7)                                       2,312        1,023,060
   13% Sr. Exchangeable,
   Non-Vtg.(7)                                       1,530          723,132
e.spire Communications, Inc.,
   12.75% Jr. Redeemable,
   Non-Vtg.(1,5,7)                                     498               50
Eagle-Picher Holdings, Inc., 11.75%
   Cum. Exchangeable, Series B,
   Non-Vtg.(5)                                       8,000          194,000
Global Crossing Holdings Ltd.,
   10.50% Sr. Exchangeable, Non-Vtg.(1,7)            7,893               --
ICG Holdings, Inc., 14.25%
   Exchangeable, Non-Vtg.(1,5,7)                       342                5
McLeodUSA, Inc., 2.50% Cv., Series A(5)              3,258           12,217
Nebco Evans Holdings, Inc.,
   11.25% Sr. Redeemable
   Exchangeable, Non-Vtg.(1,5,7)                     7,274               --




14  OPPENHEIMER HIGH INCOME FUND/VA

                                                               MARKET VALUE
                                                    SHARES       SEE NOTE 1
============================================================================
PREFERRED STOCKS Continued
Nextel Communications, Inc.,
   13% Cum., Series D, Non-Vtg.(7)                       2     $         59
Pacific & Atlantic Holdings, Inc.,
   7.50% Cum. Cv., Series A(1,5,7)                  18,197           72,788
Paxson Communications Corp.,
   13.25% Cum. Jr. Exchangeable,
   Non-Vtg.(7)                                          66          516,450
PRIMEDIA, Inc., 8.625%
   Exchangeable, Series H, Non-Vtg.                  6,000          181,500
Rural Cellular Corp., 11.375% Cum.,
   Series B, Non-Vtg.(7)                             1,336          257,180
Sovereign Real Estate Investment
   Trust, 12% Non-Cum., Series A(1)                 10,000        1,117,500
                                                               -------------
Total Preferred Stocks (Cost $10,085,829)                         4,098,074

============================================================================
COMMON STOCKS--0.5%
Aurora Foods, Inc.(1)                                3,049            2,454
Celcaribe SA(1,5)                                  121,950            1,220
Chesapeake Energy Corp.(5)                         140,000        1,008,000
Covad Communications Group, Inc.(5)                 20,660           24,379
Geotek Communications, Inc.(1)                         226               --
Grove Investors, Inc.(5)                             7,111               --
Horizon Natural Resources Co.(1,5)                  20,000          220,000
ICO Global Communication
   Holdings Ltd.(5)                                 42,107           77,898
Orbital Sciences Corp.(5)                            3,056           24,356
Pioneer Cos., Inc.(1,5)                             20,688           37,859
Southern Pacific Funding Corp.,
   Liquidating Trust(1,5)                          251,604               --
TVMAX Holdings, Inc.(1,5)                            7,500          142,500
WRC Media Corp.(1,5)                                 1,353               14
                                                               -------------
Total Common Stocks (Cost $3,730,913)                             1,538,680


                                                     UNITS
============================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
ASAT Finance LLC Wts., Exp. 11/1/06(1,5)               500              875
CellNet Data Systems, Inc. Wts., Exp.
   10/1/07(1,5)                                      1,434               14
Charles River Laboratories
   International, Inc. Wts., Exp. 10/1/09(1,5)       1,100          203,500
Chesapeake Energy Corp. Wts.:
   Exp. 1/23/03(1,5)                                 8,351               --
   Exp. 1/23/03(1,5)                                 4,767               --
   Exp. 9/1/04(1,5)                                 14,000               --
COLO.com, Inc. Wts., Exp. 3/15/10(1,5)                 600                6
Concentric Network Corp. Wts.,
   Exp. 12/15/07(1,5)                                  750                7
Covergent Communications, Inc.
   Wts., Exp. 4/1/08(1,5)                            2,000               20




                                                               MARKET VALUE
                                                     UNITS       SEE NOTE 1
----------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc.
   Wts., Exp. 9/30/08(1,5)                           1,750     $         --
Diva Systems Corp. Wts., Exp. 3/1/08(1,5)            1,500               15
e.spire Communications, Inc. Wts.,
   Exp. 11/1/05(1,5)                                   475                5
Equinix, Inc. Wts., Exp. 12/1/07(1,5)                1,000               10
Geotek Communications, Inc. Wts.,
   Exp. 7/15/05(1,5)                                52,500               --
Golden State Bancorp, Inc. Litigation
   Wts.                                             15,626           17,034
Grove Investors, Inc., Tranche A Wts.,
   Exp. 9/14/08(5)                                   1,975               --
Grove Investors, Inc., Tranche B Wts.,
   Exp. 9/14/08(5)                                   1,975               --
Horizon PCS, Inc. Wts., Exp. 10/1/10(1,5)            1,300               65
ICG Communications, Inc. Wts.,
   Exp. 9/15/05(1,5)                                 5,940               59
ICO Global Communication
   Holdings Ltd. Wts.:
   Exp. 5/16/06(5)                                  10,561              158
   Exp. 5/16/06(1,5)                                    16               --
Imperial Credit Industries, Inc. Wts.,
   Exp. 1/31/08(1,5)                                 5,148               --
In-Flight Phone Corp. Wts.,
   Exp. 8/31/02(1,5)                                   950               --
Insilco Corp. Wts., Exp. 8/15/07(1,5)                  765                8
IPCS, Inc. Wts., Exp. 6/15/10(1,5)                     750              281
KMC Telecom Holdings, Inc. Wts.,
   Exp. 4/15/08(1,5)                                 2,455              123
Leap Wireless International, Inc. Wts.,
   Exp. 4/15/10(1,5)                                   550              344
Long Distance International, Inc. Wts.,
   Exp. 4/13/08(1,5)                                   800               --
Loral Space & Communications Ltd.
   Wts., Exp. 1/15/07(1,5)                             800                8
McLeodUSA, Inc. Wts., Exp. 4/16/07(1,5)              7,220               72
Microcell Telecommunications, Inc.
   Wts., Exp. 6/1/06(3,5)                            3,200            1,018
Millenium Seacarriers, Inc. Wts.,
   Exp. 7/15/05(1,5)                                 1,500               15
Ntelos, Inc. Wts., Exp. 8/15/10(1,5)                 1,000            4,250
Pathmark Stores, Inc. Wts.,
   Exp. 9/19/10(5)                                  20,000          101,000
PLD Telekom, Inc., 9% Cv. Sub. Nts.
   Wts., Exp. 3/31/03 (cv. into
   Metromedia International
   Group, Inc.)(1,5)                                   170                2
Protection One, Inc. Wts.:
   Exp. 11/1/03(1,5)                                28,000               --
   Exp. 6/30/05(1,5)                                 1,600               --
R&B Falcon Corp. Wts., Exp. 5/1/09(3,5)              1,000          236,375




15  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                               MARKET VALUE
                                                     UNITS       SEE NOTE 1
============================================================================
RIGHTS, WARRANTS AND CERTIFICATES Continued
Real Time Data Co. Wts.,
   Exp. 5/31/04(1,5)                               121,440     $         --
Republic Technologies International
   LLC Wts., Exp. 7/15/09(1,5)                         500                5
Telergy, Inc. Wts., Exp. 9/25/10(1,5)                2,019               20
Telus Corp. Wts., Exp. 9/15/05(1,5)                  1,079            1,619
                                                               -------------
Total Rights, Warrants and Certificates
   (Cost $451,309)                                                  566,908


                                                 PRINCIPAL
                                                    AMOUNT
============================================================================
STRUCTURED NOTES--2.9%
JPMorgan Chase Bank, 8.75%
   High Yield Index-Linked Nts.,
   5/15/07 (Cost $10,399,937)                  $10,500,000        9,791,250

============================================================================
REPURCHASE AGREEMENTS--7.7%
Repurchase agreement with
   PaineWebber, Inc., 1.93%, dated
   6/28/02, to be repurchased at
   $25,435,090 on 7/1/02, collateralized
   by Federal Home Loan Mortgage
   Corp., 6%--6.50%, 12/1/27--2/1/32,
   with a value of $8,266,065 and
   Federal National Mortgage Assn.,
   5.50%--6%, 5/1/32, with a
   value of $17,734,402
   (Cost $25,431,000)                           25,431,000       25,431,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (Cost $377,141,506)                               96.6%      320,435,906
----------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                        3.4       11,422,217
                                               -----------------------------
NET ASSETS                                          100.0%     $331,858,123
                                               =============================




FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD Canadian Dollar
EUR Euro
GBP British Pound Sterling

1. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
2. Issuer is in default.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $66,004,079 or 19.89% of the Fund's net assets as of June 30, 2002.
4. Represents the current interest rate for a variable or increasing rate security.
5. Non-income producing security.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. Interest or dividend is paid-in-kind.
8. Zero coupon bond reflects effective yield on the date of purchase.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




16  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


June 30, 2002
==========================================================================================================================
ASSETS
Investments, at value (cost $377,141,506) - see accompanying statement                                       $320,435,906
--------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                      7,086,310
Investments sold                                                                                                6,147,570
Shares of beneficial interest sold                                                                                357,025
Other                                                                                                               2,640
                                                                                                             -------------
Total assets                                                                                                  334,029,451

==========================================================================================================================
LIABILITIES
Bank overdraft                                                                                                    477,779
--------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                           1,103,220
Shares of beneficial interest redeemed                                                                            544,159
Shareholder reports                                                                                                16,153
Closed foreign currency contracts                                                                                   8,267
Transfer and shareholder servicing agent fees                                                                       1,481
Trustees' compensation                                                                                              1,028
Service plan fees                                                                                                     691
Other                                                                                                              18,550
                                                                                                             -------------
Total liabilities                                                                                               2,171,328

==========================================================================================================================
NET ASSETS                                                                                                   $331,858,123
                                                                                                             =============

==========================================================================================================================
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                                   $     44,750
--------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                    457,556,625
--------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                            11,698,590
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                (80,739,356)
--------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                                             (56,702,486)
                                                                                                             -------------
NET ASSETS                                                                                                   $331,858,123
                                                                                                             =============

==========================================================================================================================
NET ASSET VALUE PER SHARE
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $328,400,447 and 44,283,830 shares of beneficial interest outstanding)                                $7.42
--------------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $3,457,676 and 466,524 shares of beneficial interest outstanding)                                     $7.41




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended June 30, 2002
==========================================================================================================================
INVESTMENT INCOME
Interest                                                                                                     $ 14,283,993
--------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                         417,131
                                                                                                             -------------
Total investment income                                                                                        14,701,124

==========================================================================================================================
EXPENSES
Management fees                                                                                                 1,294,955
--------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees-Service shares                                                                     690
--------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                       6,501
--------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                              5,544
--------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                         4,438
--------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                 3,427
--------------------------------------------------------------------------------------------------------------------------
Other                                                                                                              32,225
                                                                                                             -------------
Total expenses                                                                                                  1,347,780
Less reduction to custodian expenses                                                                               (1,134)
                                                                                                             -------------
Net expenses                                                                                                    1,346,646

==========================================================================================================================
NET INVESTMENT INCOME                                                                                          13,354,478

==========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments                                                                                                   (27,820,607)
Foreign currency transactions                                                                                    (620,215)
                                                                                                             -------------
Net realized loss                                                                                             (28,440,822)
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                       878,874
Translation of assets and liabilities denominated in foreign currencies                                         1,356,820
                                                                                                             -------------
Net change                                                                                                      2,235,694
                                                                                                             -------------
Net realized and unrealized loss                                                                              (26,205,128)

==========================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $(12,850,650)
                                                                                                             =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18  OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               SIX MONTHS            YEAR
                                                                                                    ENDED           ENDED
                                                                                            JUNE 30, 2002    DECEMBER 31,
                                                                                              (UNAUDITED)            2001
==========================================================================================================================
OPERATIONS
Net investment income                                                                        $ 13,354,478    $ 34,546,979
--------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                             (28,440,822)    (28,960,743)
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                           2,235,694       1,095,345
                                                                                             -----------------------------
Net increase (decrease) in net assets resulting from operations                               (12,850,650)      6,681,581

==========================================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Non-Service shares                                                                            (35,408,403)    (34,924,849)
Service shares                                                                                       (306)             --

==========================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                             31,736,025      39,498,599
Service shares                                                                                  3,590,509           3,076

==========================================================================================================================
NET ASSETS
Total increase (decrease)                                                                     (12,932,825)     11,258,407
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           344,790,948     333,532,541
                                                                                             -----------------------------
End of period (including undistributed net investment
income of $11,698,590 and $33,752,821, respectively)                                         $331,858,123    $344,790,948
                                                                                             =============================




19  OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS


                                            SIX MONTHS                                                                  YEAR
                                                 ENDED                                                                 ENDED
                                         JUNE 30, 2002                                                          DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)          2001          2000          1999          1998          1997
=============================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period          $   8.54      $   9.27      $  10.72      $  11.02      $  11.52      $  11.13
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28           .84          1.00          1.01           .95           .94
Net realized and unrealized gain (loss)           (.55)         (.62)        (1.36)         (.55)         (.90)          .37
                                              -------------------------------------------------------------------------------
Total from investment operations                  (.27)          .22          (.36)          .46           .05          1.31
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income              (.85)         (.95)        (1.09)         (.76)         (.25)         (.91)
Distributions from net realized gain                --            --            --            --          (.30)         (.01)
Total dividends and/or distributions
to shareholders                                   (.85)         (.95)        (1.09)         (.76)         (.55)         (.92)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   7.42      $   8.54      $   9.27      $  10.72      $  11.02      $  11.52
                                              ===============================================================================

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)              (3.56)%        1.97%        (3.74)%        4.29%         0.31%        12.21%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $328,400      $344,788      $333,533      $340,829      $328,563      $291,323
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $353,676      $347,723      $329,260      $340,519      $322,748      $223,617
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             7.60%         9.94%        10.47%         9.61%         8.65%         8.88%
Expenses                                          0.77%         0.79%         0.79%         0.75%         0.78%(3)      0.82%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             34%           46%           31%           33%          161%          168%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




20  OPPENHEIMER HIGH INCOME FUND/VA

                                                                                          SIX MONTHS        PERIOD
                                                                                               ENDED         ENDED
                                                                                       JUNE 30, 2002      DEC. 31,
SERVICE SHARES                                                                           (UNAUDITED)       2001(1)
===================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                                                          $ 8.54        $ 8.40
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                            .73           .20
Net realized and unrealized loss                                                               (1.01)         (.06)
                                                                                              ---------------------
Total from investment operations                                                                (.28)          .14
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                            (.85)           --
Distributions from net realized gain                                                              --            --
                                                                                              ---------------------
Total dividends and/or distributions
to shareholders                                                                                 (.85)           --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $7.41        $ 8.54
                                                                                              =====================


===================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                                            (3.71)%        1.67%

===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                      $3,458            $3
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                             $  598            $2
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                           9.51%        12.51%
Expenses                                                                                        1.00%         0.96%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           34%           46%


1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




21  OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed-income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2002, the market value of these securities comprised 2.9% of the Fund's net assets and resulted in unrealized gains (losses) in the current period of $608,687. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in
Note 5.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2002, securities with an aggregate market value of $10,412,394, representing 3.14% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.




22  OPPENHEIMER HIGH INCOME FUND/VA

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

   As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $77,828,927. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:


           Expiring
           --------------------------------
              2006              $ 3,401,577
              2007                4,933,260
              2008               11,572,833
              2009               22,696,701
                                -----------
              Total             $42,604,371
                                ===========


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.





23  OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED JUNE, 2002    YEAR ENDED DECEMBER 31, 2001(1)
                                                              SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                      10,739,714      $ 87,871,758       16,771,940     $ 148,496,080
Dividends and/or distributions reinvested                  4,568,826        35,408,402        3,924,140        34,924,849
Redeemed                                                 (11,391,508)      (91,544,135)     (16,326,208)     (143,922,330)
                                                        ------------------------------------------------------------------
Net increase                                               3,917,032      $ 31,736,025        4,369,872     $  39,498,599
                                                        ==================================================================

--------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                         466,541      $  3,593,437              362     $       3,083
Dividends and/or distributions reinvested                         39               305               --                --
Redeemed                                                        (417)           (3,233)              (1)               (7)
                                                        ------------------------------------------------------------------
Net increase                                                 466,163      $  3,590,509              361     $       3,076
                                                        ==================================================================



1. For the year ended December 31, 2001, for Non-Service shares and for the period from September 18, 2001 (inception of offering) to December 31, 2001, for Service shares.


================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $117,288,616 and $97,774,724, respectively.




24  OPPENHEIMER HIGH INCOME FUND/VA

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.74%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.


================================================================================
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.




25  OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
6. ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $14,490,969, which represents 4.37% of the Fund's net assets, of which $2,454 is considered restricted. Information concerning restricted securities is as follows:


                                                                                                               UNREALIZED
                                                  ACQUISITION                       VALUATION AS OF          APPRECIATION
SECURITY                                                DATES            COST         JUNE 30, 2002        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Aurora Foods, Inc.                                    9/18/00          $   --                $2,454               $ 2,454
Geotek Communications, Inc.                            4/6/00              --                    --                    --
Real Time Data Co. Wts.                               6/30/99           1,214                    --                (1,214)




26  OPPENHEIMER HIGH INCOME FUND/VA

OPPENHEIMER HIGH INCOME FUND/VA


A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS
================================================================================
TRUSTEES AND OFFICERS    James C. Swain, Trustee, CEO and Chairman of the Board
                         John V. Murphy, President and Trustee
                         William L. Armstrong, Trustee
                         Robert G. Avis, Trustee
                         George C. Bowen, Trustee
                         Edward L. Cameron, Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Beverly L. Hamilton, Trustee
                         Robert J. Malone, Trustee
                         F. William Marshall, Jr., Trustee
                         Dimitrios Kourkoulakis, Vice President
                         David P. Negri, Vice President
                         Thomas P. Reedy, Vice President
                         Robert G. Zack, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary

================================================================================
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AGENT           OppenheimerFunds Services

================================================================================
INDEPENDENT AUDITORS     Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         For more complete information about Oppenheimer High Income Fund/VA, please refer to the Prospectus. To obtain a copy or for more information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.





27  OPPENHEIMER HIGH INCOME FUND/VA


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